Long-Term Loans	12 Months Ended
Oct. 31, 2025
Long-Term Loans [Abstract]
Long-Term Loans
13.	Long-term loans

	October 31, 2025	October 31, 2024
Loans from third parties	$207,617	$662,160
Loans from banks	2,093,118	1,396,491
Total	$2,300,735	$2,058,651

Presented in consolidated balance sheet:

	October 31, 2025	October 31, 2024
Non-current liabilities	$2,278,162	$2,058,651
Current liabilities	22,573	-
Total	$2,300,735	$2,058,651

On December 27, 2023, the Company entered into a long-term loan agreement with Zhejiang Yiwu Rural Commercial Bank with a loan period of three years. The loan of RMB 9,950,000.00 (approximately $1.39 million) bears a fixed interest rate of 3.50% per annum and will mature in December 2026, pledged by Shanghai Real Estate (Jiading) of Certificate No. (2011) 007573.

On October 1, 2025, the Company entered into a long-term loan with Bank of China Limited Zhumadian Zhonghua Road Sub-branch with a loan period of two years. The loan of RMB 4,000,000, of which RMB 160,000 (approximately $0.023 million) is due within one year, bears a fixed annual interest rate of 2.9% and will mature in October 2027.

On November 21, 2025, the Company entered into a long-term loan with China Construction Bank Corporation Limited Shanghai Jing'an Sub-branch with a loan period of three years. The loan of RMB 886,020 (approximately $0.13 million) bears a fixed interest rate of 3.9% per annum and will mature in October 2027.

On November 1, 2024, the Company entered into several loan agreements with third parties with no interest rate. The aggregate principal amount is RMB 1,471,592 (approximately $0.21 million) and will mature in October 31, 2026.

In accordance with the accounting standards, the loan and borrowings shall be initially recognised at fair value net of transaction costs and subsequently measured at amortised costs via effective interest method. For these interest-free loans payable to third parties, we understand that their loan terms are all 2 years and the loan amounts are insignificant to the Company, we are of the view that the effect of the time value of money are not expected to be material to the financial statements. Therefore, we leave it with no further assessment performed on the value for initial recognition and unwinding of interest.